RELATED PARTY BALANCES AND TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of commercial transactions with related companies

		Year Ended December 31,
		2022	2023	2024	2024
		CNY	CNY	CNY	US$

CHNR’s share of office rental, rates and others to Anka Consultants Limited (“Anka”)(a)	(i)	1,175	445	797	109
Feishang Management's share of office rental to Feishang Enterprise(b)	(ii)	166	166	166	23
Shenzhen New PST’s share of office rental to Feishang Enterprise(b)	(iii)	90	53	—	—

(i)	The Company signed a contract with Anka to lease 184 square meters of office premises for two years from July 2018 to June 30, 2020, and extended it to June 30, 2025. The agreement also provides that the Company shares certain costs and expenses in connection with its use of the office, in addition to some of the accounting and secretarial services and day-to-day office administration services provided by Anka.

(ii)	On January 1, 2018, Feishang Management signed an office-sharing agreement with Feishang Enterprise. Pursuant to the agreement, Feishang Management shares 40 square meters of office premises for 33 months. Feishang Management signed a new contract with Feishang Enterprise in October 2024, which will expire on September 30, 2025.

(iii)	Shenzhen New PST signed a contract with Feishang Enterprise to lease 96 meters of office premises for 12-month period from March 14, 2022 to March 13, 2023 and renewed the contract with same terms for another 12-month period from March 14, 2023 to March 13, 2024. Due to the disposal of PSTT, the transaction amount in 2023 contains 7 months rentals.

(a)	Anka is jointly owned by Mr. Wong Wah On Edward and Mr. Tam Cheuk Ho, who are officers of the Company.

(b)	Feishang Enterprise is controlled by Mr. Li Feilie, who is the controlling shareholder of the Company.

Schedule of balances with related companies

		December 31,
		2023	2024	2024
		CNY	CNY	US$

Current:
Payable to related companies:
Feishang Enterprise(a)	(i)	6,078	10,422	1,428
Anka Capital Ltd. (“Anka Capital”)(b)	(iii)	2,991	939	129
		9,069	11,361	1,557

Payable to the Shareholder:
Feishang Group Ltd.(a)	(ii)	7,153	—	—
Feishang Group Ltd.(a)		78,520	78,567	10,766
		85,673	78,567	10,766

Lease liabilities to related parties:
Anka(b)		360	—	—
		360	—	—

(i)	The payable to Feishang Enterprise by Feishang Management represents the net amount of advances from Feishang Enterprise and its subsidiaries. The balance is unsecured and interest-free. The balance is repayable when the Group is in a position to settle the amounts due without having a detrimental impact on the financial resources of the Group.

(ii)	The payable to Feishang Group represents the net amount of advances from Feishang Group. The balance is unsecured and interest-free. The balance is repayable when the Group is in a position to settle the amounts due without having a detrimental impact on the financial resources of the Group. The Company repaid HK$8.4 million to Feishang Group in 2024.

(iii)	The payable to Anka Capital represents the net amount of advances from Anka Capital. The balance is unsecured and interest-free. The balance is repayable when the Group is in a position to settle the amounts due without having a detrimental impact on the financial resources of the Group.

(a)	Feishang Enterprise and Feishang Group are controlled by Mr. Li Feilie, who is the controlling shareholder of the Company.

(b)	Anka Capital and Anka are each jointly owned by Mr. Wong Wah On Edward and Mr. Tam Cheuk Ho, who are officers of the Company.

Schedule of compensation of key management personnel of the group

	Year Ended December 31,
	2023	2024	2024
	CNY	CNY	US$

Wages, salaries and allowances	1,014	843	116
Housing funds	16	—	—
Contribution to pension plans	64	76	10

	1,094	919	126